UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 102.6%
Corporate — 0.2%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$680	$750,502
County/City/Special District/School District — 34.2%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,450,238
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	8,000	8,943,600
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,239,280
City of Los Angeles, RB, Series A, 5.00%, 6/01/39	2,000	2,105,580
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	529,715
6.50%, 5/01/36	1,210	1,302,323
6.50%, 5/01/42	2,225	2,381,151
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,224,180
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,421,901
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,641,300
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,255,660
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,575,129
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,710	6,236,519

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	$4,975	$5,288,823
Modesto Irrigation District, COP, Capital Improvements, Series A:
5.75%, 10/01/29	3,000	3,241,980
5.75%, 10/01/34	180	191,365
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,602,700
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	3,600	3,660,660
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,202,280
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,096,080
Pittsburg Unified School District, GO, Election 2006, Series B (FSA), 5.50%, 8/01/34	2,000	2,170,880
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,634,220
San Diego Regional Building Authority California, RB, County Operations Center & Annex Series A, 5.38%, 2/01/36	6,500	6,955,910
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	6,013,080
San Leandro Unified School District California, GO:
Election of 2006, Series B (AGM), 6.25%, 8/01/29	1,150	1,298,028
Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,361,502
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,455	6,912,014
5.13%, 8/01/33	10,000	10,418,700

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	$21,000	$22,016,610
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,106,220
7.00%, 9/01/36	1,700	1,900,464
Snowline Joint Unified School District, California COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,447,730
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,505,600
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	3,748,987
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial, Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	8,914,903
		157,995,312
Education — 2.3%
Belmont-Redwood Shores California School District, GO, Election 2010 Series A, 5.00%, 8/01/41	3,125	3,242,000
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	6,972,056
University of California, RB, Series O, 5.38%, 5/15/34	460	500,186
		10,714,242
Health — 19.5%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,055	3,162,964
6.25%, 8/01/39	3,760	4,028,652
Series A, 6.00%, 8/01/30	2,250	2,438,010
The Jackson Laboratory, Refunding RB, 5.75%, 7/01/37	650	658,079
California Health Facilities Financing Authority, RB:
Adventist Health System-West, 5.75%, 9/01/39	6,475	6,735,036
Catholic Healthcare West, Series J, 5.63%, 7/01/32	8,300	8,524,349
Children’s Hospital, Series A, 5.25%, 11/01/41 (a)	4,000	3,928,840
Providence Health, 6.50%, 10/01/18 (b)	25	32,477

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Sutter Health, Series A, 5.25%, 11/15/46	$5,000	$4,990,300
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,000	1,087,500
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,400	4,735,016
Catholic Healthcare West, Series A, 6.00%, 7/01/39	2,750	2,942,995
Providence Health, 6.50%, 10/01/38	4,090	4,615,401
Sutter Health, Series B, 6.00%, 8/15/42	6,015	6,558,636
California Statewide Communities Development Authority, Catholic Healthcare West, Refunding RB:
Series B, 5.50%, 7/01/30	2,980	3,082,214
Series E, 5.50%, 7/01/31	4,255	4,394,564
California Statewide Communities Development Authority, RB Series A:
Health Facility Memorial
Health Services, 5.50%, 10/01/33	8,310	8,372,574
Kaiser Permanente, 5.50%, 11/01/32	11,090	11,144,563
California Statewide Communities Development Authority, Refunding RB:
Kaiser, Series C, 5.25%, 8/01/31	2,000	2,031,720
Trinity Health, 5.00%, 12/01/41	4,000	3,975,200
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.00%, 7/15/34	2,275	2,554,120
		89,993,210
Housing — 0.9%
California Statewide Communities Development Authority, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 3, Westgate Courtyards Apartments, Mandatory Put Bonds, AMT, 5.80%, 11/01/34 (c)	2,160	2,132,870
City of Los Angeles, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 5, San Lucas Apartments, AMT, 5.95%, 11/01/34 (c)	2,015	2,015,343
		4,148,213

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State — 7.4%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	$9,000	$9,921,240
Various Capital Projects Sub-Series I-1, 6.38%, 11/01/34	5,025	5,522,927
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,627,000
6.50%, 4/01/33	5,985	6,978,570
State of California, GO, Various Purpose, Various Purpose, 6.00%, 4/01/38	5,370	5,944,268
		33,994,005
Transportation — 11.9%
City of San Jose California, RB, AMT Series A-1:
5.75%, 3/01/34	2,215	2,312,327
6.25%, 3/01/34	2,650	2,863,643
County of Orange California, RB, Series B, 5.75%, 7/01/34	8,000	8,682,000
County of Sacramento California, RB:
Airport System & PFC/Grant, Series D, 6.00%, 7/01/35	3,000	3,224,310
Senior Series B, 5.75%, 7/01/39	1,850	1,958,854
Los Angeles Department of Airports, RB:
Los Angeles International Airport, Series D, 5.00%, 5/15/30	1,000	1,065,010
Series A, 5.00%, 5/15/34	6,000	6,311,280
Los Angeles Department of Airports, Refunding RB:
Los Angeles International Airport, Sub-Series C, 5.25%, 5/15/38	1,330	1,391,300
Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	5,000	5,262,450
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	5,982,575
Palm Springs Unified School District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/31	5,000	5,230,800
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	7,506,405
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,880	3,288,643
		55,079,597
Utilities — 26.2%
Anaheim Public Financing Authority, RB:
Anaheim Electric System Distribution, 5.25%, 10/01/39	1,500	1,594,515

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Anaheim Public Financing Authority, RB (concluded):
Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	$7,690	$8,336,729
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	5,500	5,907,935
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	5,475	5,717,926
City of Chula Vista California, San Diego Gas & Electric, Refunding RB:
Series D, 5.88%, 1/01/34	2,500	2,759,200
Series E, 5.88%, 1/01/34	6,500	7,173,920
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	4,000	4,279,040
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	5,625	6,392,588
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,678,243
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/32	4,660	4,924,408
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	11,215	11,980,312
Series A, 5.38%, 7/01/34	3,050	3,332,735
System Series A, 5.25%, 7/01/39	4,000	4,357,880
System Series A, 5.00%, 7/01/41	4,740	4,981,550
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2, 5.00%, 7/01/30	2,200	2,250,974
San Diego County Water Authority, COP, Series A, 5.00%, 5/01/32	1,850	1,873,717
San Diego Public Facilities Financing Authority, Senior, Series A, 5.25%, 5/15/34	9,520	10,134,706
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.25%, 8/01/38	3,255	3,483,468
San Francisco City & County Public Utilities Commission, RB:
Local Water Main, Sub-Series C, 5.00%, 11/01/30	1,120	1,216,376
Local Water Main, Sub-Series C, 5.00%, 11/01/36	1,000	1,055,580
Series A, (NPFGC), 5.00%, 11/01/32	4,000	4,031,800
WSIP Sub-Series A, 5.00%, 11/01/28	5,000	5,486,600
WSIP Sub-Series A, 5.00%, 11/01/37	5,695	6,002,074

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.00%, 11/01/35	$10,625	$11,168,044
		121,120,320
Total Municipal Bonds in California		473,795,401
Multi-State — 1.8%
Housing — 1.8%
Centerline Equity Issuer Trust(d)(e):
5.75%, 5/15/15	500	535,405
6.00%, 5/15/15	1,500	1,622,355
6.00%, 5/15/19	1,000	1,097,980
6.30%, 5/15/19	1,000	1,101,570
7.20%, 11/15/52	3,500	3,822,385
		8,179,695
Total Municipal Bonds in Multi-State		8,179,695
Total Municipal Bonds – 104.4%		481,975,096

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California — 61.8%
County/City/Special District/School District — 24.5%
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	8,394,240
Election of 2008, Series A, 6.00%, 8/01/33	20,131	22,948,150
Election of 2008, Series C, 5.25%, 8/01/39	12,900	14,109,762
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,283,100
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	11,190,461
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	12,499	12,841,537
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,056,840
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	10,484	11,422,455
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	9,528,750

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	$14,625	$15,192,275
		112,967,570
Education — 11.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	10,395	11,231,694
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	13,095	13,610,612
Mount Diablo California Uniform School District, GO, Election of 2002, 5.00%, 6/01/31	4,000	4,078,600
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,090,669
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,681,042
Series O, 5.75%, 5/15/34	12,300	13,765,176
		54,457,793
Utilities — 25.5%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,565,390
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	3,118,260
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	3,221,070
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	18,704,016
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	16,562,824
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,063,640
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,776,006
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	15,332,394
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,113,935
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	14,290	14,984,065

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	$12,457	$13,187,988
		117,629,588
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 61.8%		285,054,951
Total Long-Term Investments (Cost – $731,470,661) – 166.2%		767,030,047

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (g)(h)	4,361,179	4,361,179
Total Short-Term Securities (Cost – $4,361,179) – 0.9%		4,361,179
Total Investments (Cost - $735,831,840*) – 167.1%		771,391,226
Other Assets Less Liabilities – 1.0%		4,669,558
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (31.0)%		(143,139,766)
AMPS, at Redemption Value – (37.1)%		(171,329,007)
Net Assets Applicable to Common Shares – 100.0%		$461,592,011

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$593,262,943
Gross unrealized appreciation	$35,875,573
Gross unrealized depreciation	(813,378)
Net unrealized appreciation	$35,062,195

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co,. Inc.	$3,928,840	$17,520

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Variable rate security. Rate shown is as of report date.

(d)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF California Municipal Money Fund	2,720,243	1,640,936	4,361,179	$—

(h)	Represents the current yield as of report date.

•

For Trust’s compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$767,030,047	—	$767,030,047
Short-Term Securities	$4,361,179	—	—	4,361,179
Total	$4,361,179	$767,030,047	—	$771,391,226

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 21, 2011